Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/24 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value
Australia (3.4%)
Brickworks, Ltd.	459,994	$8,028,709
Mineral Resources, Ltd.	62,488	3,031,560

		11,060,269
Canada (7.2%)
Cogeco Communications, Inc.	162,500	6,236,748
International Petroleum Corp.(NON)	702,920	9,960,468
MEG Energy Corp.(NON)	318,700	6,919,060

		23,116,276
Denmark (5.1%)
Brodrene A&O Johansen A/S (Preference)(S)	408,784	4,311,606
Demant A/S(NON)	101,503	4,893,148
Royal Unibrew A/S(NON)	88,651	7,251,092

		16,455,846
France (15.6%)
Eurazeo SE	99,959	8,448,799
Euronext NV	88,661	8,740,729
Kaufman & Broad SA	193,282	6,976,208
Rubis SCA	341,762	12,169,218
SPIE SA	194,500	8,041,095
Thermador Groupe	60,641	5,941,344

		50,317,393
Germany (7.8%)
CompuGroup Medical SE & Co. KGaA	98,333	2,953,749
CTS Eventim AG & Co. KGaA	106,607	9,177,056
Jungheinrich AG (Preference)	203,601	7,912,611
Nemetschek SE	39,256	3,561,698
New Work SE	23,710	1,534,081

		25,139,195
Greece (1.4%)
OPAP SA	284,972	4,535,216

		4,535,216
Hong Kong (1.0%)
Cafe de Coral Holdings, Ltd.	3,050,000	3,215,883

		3,215,883
Ireland (1.9%)
Dalata Hotel Group PLC	1,351,144	6,208,180

		6,208,180
Italy (2.3%)
DiaSorin SpA	18,289	1,974,030
Interpump Group SpA	118,019	5,558,532

		7,532,562
Japan (17.7%)
Avant Corp.	596,200	5,034,629
BML, Inc.	160,500	2,861,832
Dexerials Corp.	83,100	3,498,242
Fukui Computer Holdings, Inc.	361,900	5,120,637
G-7 Holdings, Inc.	487,100	4,922,149
Japan Material Co., Ltd.	352,400	4,374,118
Nakanishi, Inc.	265,900	3,834,730
NOF Corp.	349,600	4,506,779
NSD Co., Ltd.	366,900	6,884,270
Prestige International, Inc.	398,700	1,661,392
Riken Keiki Co., Ltd.	141,000	3,564,649
Solasto Corp.	398,000	1,178,733
Takeuchi Manufacturing Co., Ltd.	139,100	5,405,806
TechnoPro Holdings, Inc.	187,300	3,113,707
Valqua, Ltd.	44,100	1,023,652

		56,985,325
Netherlands (2.1%)
QIAGEN NV	160,487	6,847,342

		6,847,342
South Korea (2.1%)
MegaStudyEdu Co., Ltd.	46,630	2,035,242
SK Square Co., Ltd.(NON)	81,415	4,614,952

		6,650,194
Spain (3.8%)
Cia de Distribucion Integral Logista Holdings SA	299,944	8,649,712
Fomento de Construcciones y Contratas SA	211,364	3,435,560

		12,085,272
Switzerland (3.0%)
Swissquote Group Holding SA	31,295	9,647,675

		9,647,675
Taiwan (2.9%)
Elite Material Co., Ltd.	248,000	3,118,375
Yageo Corp.	305,737	6,281,482

		9,399,857
United Kingdom (18.8%)
Admiral Group PLC	254,723	8,833,748
Bellway PLC	246,884	8,476,293
Berkeley Group Holdings PLC (The)	134,288	9,052,946
Breedon Group PLC	1,432,748	7,136,908
Cranswick PLC	161,437	9,211,618
Jet2 PLC	433,741	7,418,446
Liberty Global, Ltd. Class A(NON)	236,700	3,945,789
Savills PLC	443,476	6,471,691

		60,547,439

Total common stocks (cost $267,440,042)		$309,743,924

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.54%(AFF)	Shares	4,651	$4,651
Putnam Short Term Investment Fund Class P 5.46%(AFF)	Shares	11,014,616	11,014,616
U.S. Treasury Bills 5.366%, 6/25/24(SEGSF)		$700,000	697,746
U.S. Treasury Bills 5.379%, 7/23/24(SEGSF)		700,000	694,871
U.S. Treasury Bills 5.415%, 8/27/24(SEGSF)		200,000	197,530

Total short-term investments (cost $12,609,013)			$12,609,414
TOTAL INVESTMENTS

Total investments (cost $280,049,055)			$322,353,338

	FORWARD CURRENCY CONTRACTS at 5/31/24 (aggregate face value $157,534,521) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/24	$1,170,537	$1,147,838	$22,699
		Canadian Dollar	Buy	7/17/24	1,204,043	1,217,838	(13,795)
		Danish Krone	Sell	6/20/24	998,569	1,006,928	8,359
		Euro	Sell	6/20/24	3,514,906	3,522,083	7,177
		Japanese Yen	Buy	8/21/24	1,561,628	1,595,499	(33,871)
		New Taiwan Dollar	Sell	8/21/24	5,819,741	5,795,367	(24,374)
		Norwegian Krone	Buy	6/20/24	409,535	408,446	1,089
		Swedish Krona	Buy	6/20/24	1,395,815	1,424,780	(28,965)
		Swiss Franc	Buy	6/20/24	1,785,576	1,835,079	(49,503)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	4,454,498	4,438,526	(15,972)
		New Taiwan Dollar	Sell	8/21/24	3,048,417	3,036,497	(11,920)
	Citibank, N.A.
		Australian Dollar	Buy	7/17/24	1,306,570	1,298,702	7,868
		British Pound	Sell	6/20/24	118,770	136,836	18,066
		Danish Krone	Sell	6/20/24	1,471,340	1,486,931	15,591
		Euro	Buy	6/20/24	59,284	58,908	376
		Euro	Sell	6/20/24	59,284	59,314	30
		Hong Kong Dollar	Buy	8/21/24	246,696	246,953	(257)
	Goldman Sachs International
		British Pound	Sell	6/20/24	825,398	822,378	(3,020)
		Japanese Yen	Buy	8/21/24	1,828,729	1,868,594	(39,865)
		South Korean Won	Buy	8/21/24	10,935,276	11,100,301	(165,025)
	HSBC Bank USA, National Association
		British Pound	Sell	6/20/24	1,965,943	1,958,598	(7,345)
		Canadian Dollar	Buy	7/17/24	3,084,792	3,099,459	(14,667)
		Chinese Yuan (Offshore)	Buy	8/21/24	530,593	534,128	(3,535)
		Euro	Sell	6/20/24	3,079,723	3,086,863	7,140
		Japanese Yen	Buy	8/21/24	31,503	33,241	(1,738)
		Norwegian Krone	Buy	6/20/24	1,034,630	1,031,361	3,269
		Swedish Krona	Buy	6/20/24	1,725,495	1,760,727	(35,232)
		Swiss Franc	Buy	6/20/24	2,684,525	2,758,573	(74,048)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/24	2,352,265	2,338,054	14,211
		British Pound	Sell	6/20/24	1,762,939	1,756,351	(6,588)
		Canadian Dollar	Buy	7/17/24	1,483,538	1,500,446	(16,908)
		Danish Krone	Sell	6/20/24	1,363,947	1,366,977	3,030
		Euro	Buy	6/20/24	11,835	11,723	112
		Euro	Sell	6/20/24	11,835	11,841	6
		New Zealand Dollar	Buy	7/17/24	997,902	980,436	17,466
		Norwegian Krone	Buy	6/20/24	725,514	723,193	2,321
		Singapore Dollar	Buy	8/21/24	3,555,716	3,556,679	(963)
		South Korean Won	Buy	8/21/24	164,657	176,814	(12,157)
		Swedish Krona	Buy	6/20/24	3,969,113	4,054,022	(84,909)
		Swiss Franc	Buy	6/20/24	8,114,637	8,339,556	(224,919)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	1,002,394	996,211	6,183
		British Pound	Sell	6/20/24	1,202,606	1,200,727	(1,879)
		Canadian Dollar	Buy	7/17/24	1,580,913	1,575,116	5,797
		Danish Krone	Sell	6/20/24	1,747,627	1,760,233	12,606
		Euro	Sell	6/20/24	10,184,672	10,207,390	22,718
		Japanese Yen	Buy	8/21/24	6,542,169	6,659,578	(117,409)
		Norwegian Krone	Buy	6/20/24	533,389	531,879	1,510
		Swedish Krona	Buy	6/20/24	2,063,448	2,106,324	(42,876)
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	804,074	799,227	4,847
		British Pound	Sell	6/20/24	1,735,158	1,726,538	(8,620)
		Canadian Dollar	Sell	7/17/24	668,921	667,937	(984)
		Danish Krone	Buy	6/20/24	1,580,684	1,581,846	(1,162)
		Danish Krone	Sell	6/20/24	1,580,684	1,590,713	10,029
		Japanese Yen	Buy	8/21/24	99,554	103,374	(3,820)
		Swedish Krona	Buy	6/20/24	1,101,844	1,124,860	(23,016)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	1,629,398	1,619,352	10,046
		British Pound	Sell	6/20/24	4,889,562	4,871,385	(18,177)
		Canadian Dollar	Sell	7/17/24	426,732	414,595	(12,137)
		Danish Krone	Sell	6/20/24	572,360	577,239	4,879
		Euro	Sell	6/20/24	2,071,570	2,108,372	36,802
		Israeli Shekel	Buy	7/17/24	2,622,128	2,613,426	8,702
		Japanese Yen	Buy	8/21/24	4,243,254	4,326,684	(83,430)
		Swedish Krona	Buy	6/20/24	783,508	799,645	(16,137)
	Toronto-Dominion Bank
		Canadian Dollar	Buy	7/17/24	1,973,938	1,996,269	(22,331)
		Euro	Sell	6/20/24	3,707,416	3,720,470	13,054
		Hong Kong Dollar	Buy	8/21/24	645,586	646,296	(710)
		Japanese Yen	Buy	8/21/24	233,453	238,438	(4,985)
	UBS AG
		Canadian Dollar	Sell	7/17/24	991,889	985,098	(6,791)
		Danish Krone	Sell	6/20/24	1,487,210	1,499,682	12,472
		Euro	Sell	6/20/24	6,814,501	6,837,284	22,783
		Japanese Yen	Sell	8/21/24	27,844	35,412	7,568
		Norwegian Krone	Buy	6/20/24	938,701	936,045	2,656
	WestPac Banking Corp.
		British Pound	Sell	6/20/24	3,410,676	3,398,233	(12,443)
		Canadian Dollar	Buy	7/17/24	2,511,043	2,539,473	(28,430)
		Euro	Sell	6/20/24	1,857,671	1,927,899	70,228
		Japanese Yen	Buy	8/21/24	232,928	237,923	(4,995)
		Swiss Franc	Buy	6/20/24	959,901	986,508	(26,607)

	Unrealized appreciation						381,690

	Unrealized (depreciation)						(1,306,515)

	Total						$(924,825)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $322,300,734.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$7,957,286	$7,952,635	$24,611	$4,651
	Putnam Short Term Investment Fund Class P†	3,756,346	67,633,325	60,375,055	267,373	11,014,616

	Total Short-term investments	$3,756,346	$75,590,611	$68,327,690	$291,984	$11,019,267
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $4,651 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,428. Certain of these securities were sold prior to the close of the reporting period.
	† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $950,398.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	20.5%
	Information technology	12.9
	Consumer discretionary	12.6
	Financials	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,005,187 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $950,398 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$11,060,269	$—
Canada	13,155,808	9,960,468	—
Denmark	—	16,455,846	—
France	—	50,317,393	—
Germany	—	25,139,195	—
Greece	—	4,535,216	—
Hong Kong	—	3,215,883	—
Ireland	—	6,208,180	—
Italy	—	7,532,562	—
Japan	—	56,985,325	—
Netherlands	—	6,847,342	—
South Korea	—	6,650,194	—
Spain	—	12,085,272	—
Switzerland	—	9,647,675	—
Taiwan	—	9,399,857	—
United Kingdom	3,945,789	56,601,650	—

Total common stocks	17,101,597	292,642,327	—
Short-term investments	—	12,609,414	—

Totals by level	$17,101,597	$305,251,741	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(924,825)	$—

Totals by level	$—	$(924,825)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$57,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com